Summary of Significant Accounting Policies - Detail Information of Subsidiaries (Detail)		12 Months Ended
	Jan. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TSMC North America [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Sales and marketing of integrated circuits and other semiconductor devices	Sales and marketing of integrated circuits and other semiconductor devices
Establishment and Operating Location		San Jose, California, U.S.A.	San Jose, California, U.S.A.
Percentage of Ownership		100.00%	100.00%
TSMC Europe B.V. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Customer service and supporting activities	Customer service and supporting activities
Establishment and Operating Location		Amsterdam, the Netherlands	Amsterdam, the Netherlands
Percentage of Ownership		100.00%	100.00%
TSMC Japan Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Customer service and supporting activities	Customer service and supporting activities
Establishment and Operating Location		Yokohama, Japan	Yokohama, Japan
Percentage of Ownership		100.00%	100.00%
TSMC Design Technology Japan, Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Engineering support activities	Engineering support activities
Establishment and Operating Location		Yokohama, Japan	Yokohama, Japan
Percentage of Ownership		100.00%	100.00%
TSMC Japan 3DIC R&D Center, Inc.[Member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Engineering support activities	Engineering support activities
Establishment and Operating Location		Yokohama, Japan	Yokohama, Japan
Percentage of Ownership		100.00%
TSMC Korea Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Customer service and supporting activities	Customer service and supporting activities
Establishment and Operating Location		Seoul, Korea	Seoul, Korea
Percentage of Ownership		100.00%	100.00%
TSMC Partners, Ltd. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Investing in companies involved in the semiconductor design and manufacturing, and other investment activities	Investing in companies involved in the semiconductor design and manufacturing, and other investment activities
Establishment and Operating Location		Tortola, British Virgin Islands	Tortola, British Virgin Islands
Percentage of Ownership		100.00%	100.00%
TSMC Global, Ltd. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Investment activities	Investment activities
Establishment and Operating Location		Tortola, British Virgin Islands	Tortola, British Virgin Islands
Percentage of Ownership		100.00%	100.00%
TSMC China Company Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices
Establishment and Operating Location		Shanghai, China	Shanghai, China
Percentage of Ownership		100.00%	100.00%
TSMC Nanjing Company Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices
Establishment and Operating Location		Nanjing, China	Nanjing, China
Percentage of Ownership		100.00%	100.00%
VisEra Technologies Company Ltd. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Research, design, development, manufacturing, sales, packaging and test of color filter	Research, design, development, manufacturing, sales, packaging and test of color filter
Establishment and Operating Location		Hsin-Chu, Taiwan	Hsin-Chu, Taiwan
Percentage of Ownership		73.00%	87.00%
TSMC Arizona Corporation [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Manufacturing, sales and testing of integrated circuits and other semiconductor devices	Manufacturing, sales and testing of integrated circuits and other semiconductor devices
Establishment and Operating Location		Phoenix, Arizona, U.S.A.	Phoenix, Arizona, U.S.A.
Percentage of Ownership		100.00%	100.00%
Japan Advanced Semiconductor Manufacturing, Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices
Establishment and Operating Location		Kumamoto, Japan	Kumamoto, Japan
Percentage of Ownership	100.00%	100.00%
VentureTech Alliance Fund II, L.P. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Investing in technology start-up companies	Investing in technology start-up companies
Establishment and Operating Location		Cayman Islands	Cayman Islands
Percentage of Ownership		98.00%	98.00%
VentureTech Alliance Fund III, L.P. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Investing in technology start-up companies	Investing in technology start-up companies
Establishment and Operating Location		Cayman Islands	Cayman Islands
Percentage of Ownership		98.00%	98.00%
Emerging Fund L.P.[member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Investing in technology start-up companies	Investing in technology start-up companies
Establishment and Operating Location		Cayman Islands	Cayman Islands
Percentage of Ownership		99.90%
TSMC Development, Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Investing in companies involved in semiconductor manufacturing	Investing in companies involved in semiconductor manufacturing
Establishment and Operating Location		Delaware, U.S.A.	Delaware, U.S.A.
Percentage of Ownership		100.00%	100.00%
TSMC Technology, Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Engineering support activities	Engineering support activities
Establishment and Operating Location		Delaware, U.S.A.	Delaware, U.S.A.
Percentage of Ownership		100.00%	100.00%
TSMC Design Technology Canada Inc. [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Engineering support activities	Engineering support activities
Establishment and Operating Location		Ontario, Canada	Ontario, Canada
Percentage of Ownership		100.00%	100.00%
WaferTech, LLC [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Manufacturing, sales and testing of integrated circuits and other semiconductor devices	Manufacturing, sales and testing of integrated circuits and other semiconductor devices
Establishment and Operating Location		Washington, U.S.A.	Washington, U.S.A.
Percentage of Ownership		100.00%	100.00%
Growth Fund Limited [member]
Disclosure of subsidiaries [line items]
Main Businesses and Products		Investing in technology start-up companies	Investing in technology start-up companies
Establishment and Operating Location		Cayman Islands	Cayman Islands
Percentage of Ownership		100.00%	100.00%